Stock Option Plans - Schedule of Employees Stock Purchase Plan Valuation Assumptions (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	79.00%	80.00%	80.00%	82.00%
Expected term (in years)	6 years	5 years 10 months 24 days	6 years	6 years
Risk-free interest rate	1.90%	0.90%	1.00%	0.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	79.00%	79.00%	79.00%	78.00%
Contractual term remaining (in years)	7 years 4 months 24 days	8 years 1 month 6 days	7 years 10 months 24 days	9 years
Risk-free interest rate	2.30%	1.70%	1.80%	1.60%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%